Income Tax and Tax Payables (Tables)	6 Months Ended
Jun. 30, 2022
Income Tax and Tax Payables [Abstract]
Schedule of income tax expense
	For the Six Months Ended June 30,
	2022	2021
	(Unaudited)	(Unaudited)
Current income tax expenses	$(410,253)	$(206,158)
Deferred income benefit	63,872	219,226
Income tax (expenses) benefit	$(346,381)	$13,068

Schedule of reconciliation of the statutory tax rate to the effective tax rate
	For the Six Months Ended June 30,
	2022	2021
	(Unaudited)	(Unaudited)
PRC statutory income tax rate	25%	25%
Effect of different income tax rate in other jurisdictions	6%	338%
Effect of non-deductible expenses	2%	112%
Effect of temporary differences	(7)%	(1,855)%
Effect of valuation of deferred tax allowance	19%	1,377%
Effective tax rate	45%	(3)%

Schedule of deferred tax assets (liabilities), net
	June 30, 2022	December 31, 2021
	(Unaudited)
Deferred tax assets
Allowance for doubtful loan receivables	-	38,870
Allowance on doubtful accounts	169,862	190,576
Lease liability	29,860	16,375
Net operating loss carrying forward	173,118	165,290
Less: valuation allowance	173,118	165,290
Total deferred tax assets	$199,722	$245,821
Deferred tax liabilities
Right-of-use assets	(25,967)	(9,328)
Recognition of intangible assets arising from business combination	(629,873)	(780,849)
Deferred tax liabilities, net	$(655,840)	$(793,848)